Principal Activities and Organization - Summary of Group's Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 11,341,758		¥ 3,998,203	¥ 407,355	$ 1,779,769
Short-term investments	884,996		536,401		138,875
Accounts receivable	1,002		6,999		157
Amounts due from related parties	6,615		40,799		1,038
Prepayments and other current assets	724,583		164,910		113,703
Total current assets	12,958,954		4,747,312		2,033,542
Non-current assets
Property, equipment and software, net	369,126		191,355		57,924
Intangible assets, net	458		549		72
Right-of-use assets, net	309,085		144,063		48,502	¥ 50,570
Other non-current assets	4,000				628
Total non-current assets	682,669		335,967		107,126
Total assets	13,641,623		5,083,279		2,140,668
Current liabilities
Accounts payable	52,963		41,856		8,311
Deferred revenue	1,958,570		1,200,349		307,342
Other payables and accrued liabilities	645,138		418,259		101,236
Operating lease liabilities, current	127,531		59,559		20,012
Total current liabilities	2,784,202		1,720,023		436,901
Non-current liabilities
Operating lease liabilities, non-current	183,365		76,373		28,774
Total liabilities	2,967,567		1,796,396		$ 465,675
Total revenues	4,259,128	$ 668,350	1,944,359	998,720
Cost of revenues	(554,648)	(87,036)	(240,211)	(137,812)
Net loss	(1,071,074)	(168,074)	(941,895)	(502,055)
Net cash (used in)/generated from operating activities	1,641,381	257,568	395,911	(105,663)
Net cash used in investing activities	(601,862)	(94,445)	467,305	(1,223,803)
Net cash generated from/(used in) financing activities	6,431,263	1,009,206	2,882,112	993,475
Net increase in cash and cash equivalents	7,343,555	1,152,364	3,590,848	(292,878)
Cash and cash equivalents at beginning of the year	3,998,203	627,405	407,355	700,233
Cash and cash equivalents at end of the year	11,341,758	$ 1,779,769	3,998,203	407,355
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents	864,851		183,199	61,096
Short-term investments	864,557		525,506
Accounts receivable	1,002		6,999
Amounts due from Group companies	86,989		36,859
Amounts due from related parties	6,615		0
Prepayments and other current assets	487,598		146,244
Total current assets	2,311,612		898,807
Non-current assets
Property, equipment and software, net	368,381		191,242
Intangible assets, net	458		549
Right-of-use assets, net	301,288		144,063
Other non-current assets	4,000		0
Total non-current assets	674,127		335,854
Total assets	2,985,739		1,234,661
Current liabilities
Accounts payable	52,938		41,839
Deferred revenue	1,958,570		1,200,349
Other payables and accrued liabilities	626,151		415,273
Amounts due to Group companies	27,223		372,427
Operating lease liabilities, current	124,464		59,559
Total current liabilities	2,789,346		2,089,447
Non-current liabilities
Operating lease liabilities, non-current	178,844		76,373
Total liabilities	2,968,190		2,165,820
Total revenues	4,259,128		1,944,359	998,720
Cost of revenues	(554,575)		(232,261)	(133,553)
Net loss	551,133		(303,061)	(464,373)
Net cash (used in)/generated from operating activities	1,717,104		494,187	(25,658)
Net cash used in investing activities	(591,213)		(632,568)	(66,029)
Net cash generated from/(used in) financing activities	(444,239)		260,484	103,596
Net increase in cash and cash equivalents	681,652		122,103	11,909
Cash and cash equivalents at beginning of the year	183,199		61,096	49,187
Cash and cash equivalents at end of the year	¥ 864,851		¥ 183,199	¥ 61,096